Commitments, Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2011
Operating Leases of Lessee Disclosure

The minimum future rentals on non-cancelable operating leases are as follows.

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2012	¥3,587	$43
2013	3,404	41
2014	2,485	30
2015	2,105	25
2016	1,924	23
Thereafter	16,384	197

Total	¥29,889	$359

Contractual Commitments

The longest contract of them will mature in fiscal 2013. As of March 31, 2011, the amounts due are as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2012	¥382	$4
2013	60	1

Total	¥442	$5

Schedule of Guarantor Obligations

The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2010 and 2011:

	2010			2011			2011
	Millions of yen		Fiscal year	Millions of yen		Fiscal year	Millions of U.S. dollars
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities
Corporate loans	¥321,448	¥2,986	2017	¥312,273	¥1,958	2018	$3,756	$24
Transferred loans	0	0	—	166,936	2,218	2043	2,008	27
Housing loans	18,798	2,644	2051	16,949	2,353	2051	204	28
Other	3	1	2012	294	4	2018	3	0

Total	¥340,249	¥5,631	—	¥496,452	¥6,533	—	$5,971	$79